UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08228

The Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, #100 Maitland, FL	32751
(Address of principal executive offices)	(Zip code)

Citco Mutual Fund Services

83 General Warren Blvd., Suite 200

Malvern, PA 19355

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-846-7526

Date of fiscal year end: 12/31/2006

Date of reporting period: 6/30/2006.

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	The Semi-Annual Report to Shareholders for the period ended June 30, 2006 pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended, (the “1940 Act”) C17 CFR 270.30e-1 is filed herewith.

Semi-Annual Report

June 30, 2006
(UNAUDITED)

Timothy Plan Family of Funds:

Conservative Growth Portfolio Variable Series

Strategic Growth Portfolio Variable Series

LETTER FROM THE PRESIDENT

June 30, 2006

ARTHUR D. ALLY

Dear Timothy Plan Strategic/Conservative Growth Variable Shareholder:

As I write this, our world seems full of turmoil and conflict. In spite of that, I am pleased to report that neither the markets nor our funds have performed too badly during the first half of 2006 as you can see from this semi-annual report.

Actually, I could make that same statement about the past 30 years. In fact, I would like to share an historical perspective with you: Over the 30 year period (January 1, 1976 thru December 31, 2005) the market, as measured by the S&P 500 Stock Index (an unmanaged index in which an investor cannot invest), experienced the following results1:

•	Decreased by over 20% in only one of those years,

•	Decreased by less than 20% in five of those years,

•	Increased by less than 20% in eleven of those years, and

•	Increased by over 20% in thirteen of those years

Of course, past performance can never be considered to be an indication of future results but isn’t that interesting from a historical perspective?

As for a current perspective, our various Timothy Plan money managers agree that both the stock and bond markets could continue to be difficult for the remainder of this year. Nevertheless, each of them has expressed confidence that we should be able to close this year in positive territory.

I would also like to point out that each of our managers has subscribed to our policy that preservation of principal is job #1 so, even though short-term market movements are impossible to accurately predict on a consistent basis, they are all proceeding accordingly.

In the meantime, our unwavering commitment to morally responsible investing remains firmly in place. This is what our Lord has called us to do and it is simply not negotiable.

I am also pleased to report that our Biblical Stewardship Seminar Series is now being taught by numerous certified instructors in churches throughout our land. If you would like information about having this course taught in your church, please call us at 1-800-846-7526.

Once again, thank you for being part of the Timothy Plan family.

Sincerely,

Arthur D. Ally,

President

[1]	Standard & Poors

Timothy Plan Letter from the President [1]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Arthur D. Ally* 1304 W Fairbanks Avenue Winter Park, FL	Chairman and President	Indefinite; Trustee and President since 1994	12
Born: 1942	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd. (“TPL”), the investment adviser and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Joseph E. Boatwright** 1410 Hyde Park Drive Winter Park, FL	Trustee, Secretary	Indefinite; Trustee and Secretary since 1995	12
Born: 1930	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Mathew D. Staver** 210 East Palmetto Avenue Longwood, FL 32750	Trustee	Indefinite; Trustee since 2000	12
Born: 1956	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Timothy Plan Officers and Trustees [2]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Richard W. Copeland 631 Palm Springs Drive Altamonte Springs, FL 32701	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12
Born: 1947	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Principal of Richard W. Copeland, Attoney at Law for 31 years specializing in tax and estate planning. B.A. from Mississippi College, JD and LLM Taxation from University of Miami. Associate Professor Stetson University for past 29 years.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Bill Johnson 903 S. Stewart Street Fremont, MI 48412	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12
Born: 1946	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Masters of Religious Education from Grand Rapids Baptist Seminary.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Kathryn Tindal Martinez 4398 New Broad Street Orlando, FL 32814	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12
Born: 1949	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Served on board of directors from 1991 to present, including House of Hope, B.E.T.A., Childrens’ Home Society, and Susan B. Anthony List. Previously a private school teacher and insurance adjuster. B.A. received from Florida State University State University and MAT from Rollins College, FL.		None

Timothy Plan Officers and Trustees [3]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

John C. Mulder 2925 Professional Place Colorado Springs, CO 80904	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12
Born: 1950	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President Christian Community Foundation and National Foundation since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. in Economics from Wheaton College and MBA from University of Chicago.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Charles E. Nelson 1145 Cross Creek Circle Altamonte Springs, FL	Trustee	Indefinite; Trustee since 2000	12
Born: 1934	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Certified Public Accountant. Director of Operations, National Multiple Sclerosis Society Mid Florida Chapter. Formerly Director of Finance, Hospice of the Comforter, Inc. Formerly Comptroller, Florida United Methodist Children’s Home, Inc. Formerly Credit Specialist with the Resolution Trust Corporation and Senior Executive Vice President, Barnett Bank of Central Florida, N.A. Formerly managing partner, Arthur Andersen, CPA firm, Orlando, Florida branch.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Wesley W. Pennington 442 Raymond Avenue Longwood, FL	Trustee	Indefinite; Trustee since 1994	12
Born: 1930	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Retired Air Force Officer. Past President, Westwind Holdings, Inc., a development company, since 1997. Past President and controlling shareholder, Weston, Inc., a fabric treatment company, form 1979-1997. President, Designer Services Group 1980-1988.		None

Timothy Plan Officers and Trustees [4]

OFFICERS AND TRUSTEES OF THE TRUST

As of June 30, 2006 (Unaudited)

TIMOTHY PLAN FAMILY OF FUNDS

Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Scott Preissler, Ph.D. P O Box 50434 Indianapolis, IN 46250	Trustee	Indefinite; New as of 1/1/04	12
Born: 1960	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	President and CEO of Christian Stewardship Association where he has been affiliated for the past 14 years.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Alan M. Ross 11210 West Road Roswell, Ga 30075	Trustee	Indefinite; New as of 1/1/04	12
Born: 1951	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Founder and CEO of Corporate Development Institute which he founded five years ago. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None
Name, Age and Address	Position(s) Held With Trust	Term of Office and Length of Time Served	Number of Portfolios in Fund Complex Overseen by Trustee

Dr. David J. Tolliver 4000 E. Maplewood Drive Excelsior Springs, MO 64024	Trustee	Indefinite; Trustee from 2005, new as of 2/25/2005	12
Born: 1951	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee

	Senior Pastor Pisgah Baptist Church, Excelsior Springs, MO since 1999. Previously pastored three churches in St. Louis, MO area (1986-1999). Currently serves on Board of Trustees Midwestern Baptist Theological Seminary. Past President Missouri Baptist Convention (2003-2004)		None

Timothy Plan Officers and Trustees [5]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2006

FUND PROFILE (Unaudited):

Industries (% of Net Assets)

Mid & Large Cap Value	27.68%
Fixed Income	26.82%
Mid & Large Cap Growth	20.13%
Small Cap Value	15.29%
Cash & Equivalents	9.90%
Other Assets Less Liabilities	0.18%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [6]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2006

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 Through June 30, 2006
Actual	$1,000.00	$1,027.30	$3.82
Hypothetical (5% return before expenses)	1,000.00	1,021.00	3.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 2.73% for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Top Ten Holdings / Industries [7]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

MUTUAL FUNDS - 99.73%

number of shares		market value
567,510	Timothy Fixed Income Fund - Class A	$5,527,547
610,103	Timothy Large/Mid-Cap Growth Fund - Class A*	4,148,704
404,950	Timothy Large/Mid-Cap Value Fund - Class A	5,705,743
2,022,345	Timothy Money Market Fund	2,022,345
188,908	Timothy Small Cap Value Fund - Class A	3,150,983

	Total Mutual Funds (cost $19,862,496)	20,555,322

SHORT TERM INVESTMENTS - 0.09%

number of shares		market value
18,010	Fidelity Institution Money Market, 5.01% (A)	18,010

	Total Short-Term Investments (cost $18,010)	18,010

	Total Investments - 99.82% (cost $19,880,506)	20,573,332
	OTHER ASSETS LESS LIABILITIES, NET - 0.18%	37,578

	Net Assets - 100.00%	$20,610,910

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at June 30, 2006.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [8]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS
amount
Investments in Securities at Market Value (cost $19,880,506) [NOTE 1]	$20,573,332
Receivables:
Interest	6,298
Dividends and Capital Gains	60,642
Prepaid Expenses	573

Total Assets	20,640,845

LIABILITIES
amount
Payable for Fund Shares Redeemed	$13,429
Accrued Expenses	16,506

Total Liabilities	29,935

NET ASSETS
amount
Net Assets	$20,610,910

SOURCES OF NET ASSETS
amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$19,242,832
Accumulated Undistributed Net Realized Gain on Investments	568,928
Accumulated Undistributed Net Investment Income	106,324
Net Unrealized Appreciation in Value of Investments	692,826

Net Assets	$20,610,910

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	1,712,091

Net Asset Value, Offering and Redemption Price Per Share ($20,610,910 / 1,712,091 Shares)	$12.04

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [9]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Year Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$38,419
Dividends	106,866

Total Investment Income	145,285

EXPENSES
amount
Investment Advisory Fees [Note 3]	8,431
Fund Accounting, Transfer Agency, & Administration Fees	18,515
Custodian Fees	1,795
Participation Fees	21,078
Audit Fees	2,417
Legal Expense	1,895
Printing Expense	1,778
Insurance Expense	384
Trustee Fees	750
Miscellaneous Expense	6,867

Total Expenses	63,910

Net Investment Income	81,375

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
amount
Net Realized Gain on Investments	31,992
Change in Unrealized Appreciation of Investments	205,417

Net Realized and Unrealized Gain on Investments	237,409

Increase in Net Assets Resulting from Operations	$318,784

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [10]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Income	$81,375	$36,731
Net Realized Gain on Investments	31,992	10,679
Capital Gain Distributions from Other Investment Companies	—	543,016
Net Change in Unrealized Appreciation of Investments	205,417	486

Net Increase in Net Assets (resulting from operations)	318,784	590,912

Distributions to Shareholders:
Net Investment Income	—	(23,564)
Net Realized Gains	—	(22,070)

Total Distributions to Shareholders	—	(45,634)

Capital Share Transactions:
Proceeds from Shares Sold	7,604,237	8,180,605
Dividends Reinvested	—	45,633
Cost of Shares Redeemed	(908,722)	(1,570,803)

Net Increase in Net Assets (resulting from capital share transactions)	6,695,515	6,655,435

Total Increase in Net Assets	7,014,299	7,200,713

Net Assets:
Beginning of Year	13,596,611	6,395,898

End of Year [Including accumulated undistributed net investment income of $106,324, and $24,949, respectively]	$20,610,910	$13,596,611

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	628,354	722,404
Shares Reinvested	—	4,000
Shares Redeemed	(75,912)	(139,073)

Net Increase in Number of Shares Outstanding	552,442	587,331

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [11]

CONSERVATIVE GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 06/30/06(a)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02(b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.72		$11.18	$10.55	$8.97	$10.00

Income from Investment Operations:
Net Investment Income (c)	0.06		0.05	0.03	0.02	0.07
Net Realized and Unrealized Gain (Loss) on Investments	0.26		0.55	0.60	1.56	(1.07)

Total from Investment Operations	0.32		0.60	0.63	1.58	(1.00)

Less Distributions:
Dividends from Net Investment Income	—		(0.03)	—	—	(0.03)
Dividends from Realized Gains	—		(0.03)	—	—	—

Total Distributions	—		(0.06)	—	—	(0.03)

Net Asset Value at End of Period	$12.04		$11.72	$11.18	$10.55	$8.97

Total Return (d)	2.73	%(e)	5.33%	5.97%	17.61%	(10.00	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$20,611		$13,597	$6,396	$3,683	$1,505

Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (f)	0.76	%(h)	0.78%	0.65%	0.85%	3.09	%(h)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (f)	0.76	%(h)	0.85%	0.85%	0.85%	0.85	%(h)

Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (f)(g)	0.97	%(h)	0.48%	0.74%	0.36%	(1.45	)%(h)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (g)(g)	0.97	%(h)	0.41%	0.54%	0.36%	0.79	%(h)

Portfolio Turnover	1.78%		1.25%	2.26%	2.30%	6.48%

(a)	Unaudited.
(b)	For the period May 1, 2002 (commencement of operations) to December 31, 2002.
(c)	Per share amounts calculated using average shares.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(e)	For periods of less than one full year, total returns are not annualized.
(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Conservative Growth Variable Fund [12]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2006

FUND PROFILE (Unaudited):

Industries (% of Net Assets)

Mid & Large Cap Growth	31.89%
Mid & Large Cap Value	22.46%
Small Cap Value	17.70%
Small Cap Growth	17.50%
Fixed Income	9.88%
Cash & Equivalents	0.45%
Other Assets less Liabilities	0.12%

100.00%

EXPENSE EXAMPLE (Unaudited):

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees and low balance fees; and indirect costs, including management fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as “ongoing costs,” (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2006, through June 30, 2006.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Timothy Plan Top Ten Holdings / Industries [13]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FUND PROFILE

June 30, 2006

Hypothetical example for comparison purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would be higher.

	Beginning Account Value January 1, 2006	Ending Account Value June 30, 2006	Expenses Paid During Period* January 1, 2006 Through June 30, 2006
Actual	$1,000.00	$1,031.80	$3.78
Hypothetical (5% return before expenses)	1,000.00	1,021.10	3.76

*	Expenses are equal to the Fund’s annualized expense ratio of 0.75%, which is net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 181 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 3.18% for the six-month period of January 1, 2006, to June 30, 2006.

Timothy Plan Top Ten Holdings / Industries [14]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

SCHEDULE OF INVESTMENTS

As of June 30, 2006 (unaudited)

MUTUAL FUNDS - 99.43%

number of shares		market value
259,235	Timothy Aggressive Growth - Class A	$2,006,476
116,279	Timothy Fixed Income - Class A	1,132,555
537,799	Timothy Large Mid Cap Growth - Class A*	3,657,032
182,813	Timothy Large Mid Cap Value - Class A	2,575,837
121,670	Timothy Small Cap Value - Class A	2,029,457

	Total Mutual Funds (cost $10,116,790)	11,401,357

SHORT TERM INVESTMENTS - 0.45%

number of shares		market value
51,308	Fidelity Institution Money Market, 5.01% (A)	51,308

	Total Short-Term Investments (cost $51,308)	51,308

	Total Investments - 99.88% (cost $10,168,098)	11,452,665
	OTHER ASSETS LESS LIABILITIES, NET - 0.12%	13,667

	Net Assets - 100.00%	$11,466,332

*	Non-income producing securities
A.	Variable rate security; the yield shown represents the rate at June 30, 2006.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [15]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF ASSETS AND LIABILITIES

As of June 30, 2006 (unaudited)

ASSETS
amount
Investments in Securities at Market Value (cost $10,168,098) [NOTE 1]	$11,452,665
Receivables:
Fund Shares Sold	9,494
Interest	222
Dividends	12,425
Prepaid Expenses	412

Total Assets	11,475,218

LIABILITIES
amount
Payable for Fund Shares Redeemed	$134
Accrued Expenses	8,752

Total Liabilities	8,886

NET ASSETS
amount
Net Assets	$11,466,332

SOURCES OF NET ASSETS
amount
At June 30, 2006, Net Assets Consisted of:
Paid-in Capital	$9,779,394
Accumulated Net Investment Loss	(15,131)
Accumulated Undistributed Net Realized Gain on Investments	417,502
Net Unrealized Appreciation in Value of Investments	1,284,567

Net Assets	$11,466,332

Shares of Capital Stock Outstanding (No Par Value, Unlimited Shares Authorized)	954,465

Net Asset Value, Offering and Redemption Price Per Share ($11,466,332 / 954,465 Shares)	$12.01

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [16]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 2006 (unaudited)

INVESTMENT INCOME

amount
Interest	$1,431
Dividends	23,693

Total Investment Income	25,124

EXPENSES

amount
Investment Advisory Fees [Note 3]	5,373
Fund Accounting, Transfer Agency, & Administration Fees	11,823
Custodian Fees	1,469
Participation Fees	13,433
Audit Fees	1,545
Legal Expense	1,218
Printing Expense	1,132
Insurance Expense	287
Trustee Fees	499
Miscellaneous Expense	3,476

Total Expenses	40,255

Net Investment Loss	(15,131)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

amount
Net Realized Gain on Investments	17,703
Net Change in Unrealized Appreciation of Investments	293,588

Net Realized and Unrealized Loss on Investments	311,291

Increase in Net Assets Resulting from Operations	$296,160

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [17]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE) IN NET ASSETS

	six months ended 06/30/06	year ended 12/31/05
	(unaudited)
Operations:
Net Investment Loss	$(15,131)	$(38,312)
Net Realized Gain on Investments	17,703	69,867
Capital Gain Distributions from Other Investment Companies	—	365,967
Net Change in Unrealized Appreciation of Investments	293,588	131,682

Net Increase in Net Assets (resulting from operations)	296,160	529,204

Distributions to Shareholders:
Net Income	—	—
Net Realized Gains	—	(161,628)

Total Distributions to Shareholders	—	(161,628)

Capital Share Transactions:
Proceeds from Shares Sold	2,073,761	2,775,375
Dividends Reinvested	—	161,628
Cost of Shares Redeemed	(563,584)	(1,051,806)

Net Increase in Net Assets (resulting from capital share transactions)	1,510,177	1,885,197

Total Increase in Net Assets	1,806,337	2,252,773

Net Assets:
Beginning of Year	9,659,995	7,407,222

End of Year [Including accumulated undistributed net investment loss of $(15,131), and $0, respectively]	$11,466,332	$9,659,995

Shares of Capital Stock of the Fund Sold and Redeemed:
Shares Sold	171,109	247,904
Shares Reinvested	—	13,886
Shares Redeemed	(46,257)	(95,006)

Net Increase in Number of Shares Outstanding	124,852	166,784

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [18]

STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of capital stock outstanding throughout each period presented.

	six months ended 06/30/06 (a)		year ended 12/31/05	year ended 12/31/04	year ended 12/31/03	period ended 12/31/02 (b)
Per Share Operating Performance:
Net Asset Value, Beginning of Period	$11.64		$11.18	$10.34	$8.25	$10.00

Income from Investment Operations:
Net Investment Loss (c)	(0.02)		(0.05)	(0.01)	(0.02)	(0.01)
Net Realized and Unrealized Gain (Loss) on Investments	0.39		0.71	0.85	2.11	(1.74)

Total from Investment Operations	0.37		0.66	0.84	2.09	(1.75)

Less Distributions:
Dividends from Net Investment Income	—		—	—	—	—
Dividends from Realized Gains	—		(0.20)	—	—	—

Total Distributions	—		(0.20)	—	—	—

Net Asset Value at End of Period	$12.01		$11.64	$11.18	$10.34	$8.25

Total Return (d)	3.18	%(e)	5.89%	8.12%	25.33%	(17.50	)%(e)

Ratios/Supplemental Data:
Net Assets, End of Period (in 000s)	$11,466		$9,660	$7,407	$4,162	$1,337
Ratio of Expenses to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (f)	0.75	%(h)	0.79%	0.72%	0.85%	5.14	%(h)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (f)	0.75	%(h)	0.85%	0.85%	0.85%	0.85	%(h)
Ratio of Net Investment Income (Loss) to Average Net Assets:
Before Reimbursement and Waiver / Recoupment of Expenses by Adviser (f)(g)	0.28	%(h)	0.42%	0.03%	0.41%	(4.52	)%(h)
After Reimbursement and Waiver / Recoupment of Expenses by Adviser (f)(g)	0.28	%(h)	0.48%	0.10%	(0.41)%	(0.23	)%(h)
Portfolio Turnover	0.47%		3.43%	8.79%	4.94%	0.00%

(a)	Unaudited
(b)	For the period May 6, 2002 (commencement of operations) to December 31, 2002.
(c)	Per share amounts calculated using average shares.
(d)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends. Total return would have been lower if certain expenses had not been reimbursed or waived.
(e)	For periods of less than one full year, total returns are not annualized.
(f)	These ratios exclude the impact of expenses of the underlying security holdings as represented in the schedule of investments.
(g)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(h)	Annualized.

The accompanying notes are an integral part of these financial statements.

Timothy Plan Strategic Growth Variable Fund [19]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

Note 1 – Significant Accounting Policies

The Timothy Plan Conservative Growth Portfolio Variable Series (“Conservative Growth Portfolio”) and the Timothy Plan Strategic Growth Portfolio Variable Series (“Strategic Growth Portfolio”) (individually the “Fund”, collectively the “Funds”) were organized as diversified series’ of The Timothy Plan (the “Trust”). The Trust is an open-ended investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated December 16, 1993 (the “Trust Agreement”). The Conservative Growth Portfolio’s primary objective is moderate long-term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Conservative Growth Portfolio invests seek current income. The Strategic Growth Portfolio’s primary investment objective is medium to high levels of long term capital growth, with a secondary objective of current income only to the extent that the Timothy Funds in which the Strategic Growth Portfolio invests seek current income. The Conservative Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Fixed Income Fund and the Money Market Fund. The Strategic Growth Portfolio seeks to achieve its investment objectives by investing primarily in the following Timothy Funds which are other series of the Trust: Small Cap Value Fund, Large/Mid Cap Value Fund, Large/Mid Cap Growth Fund, Aggressive Growth Fund and the Fixed Income Fund. Each Fund is one of one series of funds currently authorized by the Board of Trustees (“the Board”). The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

A. Security Valuation.

Each Fund purchases Class A Shares of the Timothy Funds at net asset value without any sales charges. With respect to securities owned by the Timothy Funds, securities listed or traded on a securities exchange for which representative market quotations are available will be valued at the last quoted sales price on the security’s principal exchange on that day. Listed securities not traded on an exchange that day, and other securities which are traded in the over-the-counter markets, will be valued at the last reported bid price in the market on that day, if any. Securities for which market quotations are not readily available and all other assets will be valued at their respective fair market values as determined by the Adviser in conformity with guidelines adopted by and subject to the review of the Board of Trustees. Short-term obligations with remaining maturities of 60 days or less are valued at cost plus accrued interest, which approximates market value.

Each Fund generally determines the total value of its shares by using market prices for the securities comprising its portfolio. Securities for which quotations are not available and any other assets are valued at fair market value as determined in good faith by each Fund’s investment manager, in conformity with guidelines adopted by and subject to the review and supervision of the Board of Trustees.

The Board of Trustees has delegated to the Adviser responsibility for determining the value of Fund portfolio securities under certain circumstances. Under such circumstances, the Adviser will use its best efforts to arrive at the fair value of a security held by the Fund under all reasonably ascertainable facts and circumstances. The Adviser must prepare a report for the Board not less than quarterly containing a complete listing of any securities for which fair value pricing was employed and detailing the specific reasons for such fair value pricing. The Trust has adopted written policies and procedures to guide the Adviser with respect to the circumstances under which, and the methods to be used, in fair valuing securities.

The Funds generally invest the vast majority of their assets in frequently traded exchange listed securities of domestic issuers with relatively liquid markets and calculate their NAV as of the time those exchanges close. The Funds typically do not invest in securities on foreign exchanges or in illiquid or restricted securities. Accordingly, there may be very limited circumstances under which any Fund would hold securities that would need to be fair value priced.

Timothy Plan Notes to Financial Statements [20]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

B. Investment Income and Securities Transactions.

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Cost is determined and gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date. Interest income and expenses are recognized on an accrual basis.

C. Net Asset Value Per Share.

Net asset per share of the capital stock of each Fund is determined daily as of the close of trading on the New York Stock Exchange by dividing the value of its net assets by the number of Fund shares outstanding.

D. Federal Income Taxes.

It is the policy of the Funds to continue to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders, therefore, no federal tax provision is required.

E. Use of Estimates.

In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

F. Distributions to Shareholders.

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Note 2 – Purchases and Sales of Securities

The following is a summary of the cost of purchases and proceeds from the sale of securities, other than short-term investments, for the year ended June 30, 2006:

	purchases	sales
Conservative Growth Portfolio	$7,296,088	$269,491
Strategic Growth Portfolio	$1,982,190	$50,000

Note 3 – Investment Management Fee and Other Transactions with Affiliates

Timothy Partners, Ltd., (“TPL”) is the Investment Adviser for the Funds pursuant to an Amended and Restated Investment Advisory Agreement (the “Agreement”) that was renewed by the Board of Trustees on February 25, 2005. TPL supervises the investment of the assets of each Fund’s portfolio in accordance with the objectives, policies and restrictions of the Funds. Under the terms of the Agreement, TPL receives a fee, accrued daily and paid monthly, at an annual rate of .10% of the average daily net assets of each Fund. Total fees earned by TPL during the six months ended June 30, 2006 were $8,431 and $5,373 for the Conservative Growth Portfolio and the Strategic Growth Portfolio, respectively. The Conservative Growth Portfolio and the Strategic Growth Portfolio owed TPL no fees at June 30, 2006. An officer and trustee of the Funds is also an officer of the Adviser.

TPL has contractually agreed to reduce fees payable to it by the Funds and reimburse other expenses to the extent necessary to limit each Fund’s aggregate annual operating expenses, excluding brokerage commissions and other portfolio transaction expenses, interest, taxes, capital expenditures and extraordinary expenses, to 0.85% of average daily net assets through April 30, 2008. The Funds have agreed to repay these expenses in the first, second and third fiscal years following the year of the waivers/reimbursements, to the extent the total expenses of the Funds for any such year or years do not exceed the expense limitation of .85%.

Timothy Plan Notes to Financial Statements [21]

NOTES TO FINANCIAL STATEMENTS

June 30, 2006 (unaudited)

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

For the six months ended June 30, 2006, TPL recouped no expenses from the Funds.

At June 30, 2006, there were no additional cumulative amounts available for recoupment that have been paid and/or waived by TPL on behalf of the Funds.

Note 4 – Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates presumption of control of the Fund under Section 2(a) 9 of the Investment Company Act of 1940. As of June 30, 2006, Annuity Investors Life Insurance Co. held for the benefit of others in aggregate, approximately 31% of Conservative Growth Portfolio and approximately 67% of Strategic Growth Portfolio; American Individual Variable Co. held for the benefit of others in aggregate, approximately 67% of Conservative Growth Portfolio.

Note 5 – Unrealized Appreciation (Depreciation)

At June 30, 2006, the cost for federal income tax purposes is and the composition of gross unrealized appreciation (depreciation) of investment securities is as follows:

	cost	app	dep	net app. /dep.
Conservative Growth Portfolio	$19,885,539	$911,410	$(223,617)	$687,793
Strategic Growth Portfolio	$10,201,713	$1,312,283	$(61,331)	$1,250,952

Note 6 – Distributions to Shareholders

The tax characteristics of distributions paid during 2004 and 2005 were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
2005
Ordinary Income	$23,564	$—
Long-term Capital Gains	22,070	161,628

	$45,634	$161,628

2004
Ordinary Income	$—	$—
Long-term Capital Gains	—	—
	$—	$—

For the Conservative Growth Fund, a capital gain consent dividend of $84,192, equivalent to $0.15 per share, and an ordinary income dividend of $25,826, equivalent to $0.05 per share, was deemed to be paid on December 31, 2004.

As of December 31, 2005, the components of distributable earnings on a tax basis were as follows:

	Conservative Growth Portfolio	Strategic Growth Portfolio
Undistributed Ordinary Income	$24,949	$—
Undistributed Long-term Capital Gains	541,969	433,414
Unrealized Appreciation*	482,376	957,364

	$1,049,294	$1,390,778

*	The difference between book-basis and tax-basis unrealized appreciation are attributable to differing treatments of wash sales.

Timothy Plan Notes to Financial Statements [22]

DISCLOSURES

June 30, 2006

TIMOTHY PLAN CONSERVATIVE & STRATEGIC GROWTH PORTFOLIO VARIABLE SERIES

N-Q Disclosure & Proxy Procedures (unaudited)

The SEC has adopted the requirement that all Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q for fiscal quarters ending after July 9, 2004. For the Timothy Plan Funds this would be for the fiscal quarters ending March 31 and September 30. The Form N-Q filing must be made within 60 days of the end of the quarter. The Timothy Plan Funds’ Forms N-Q will be available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The Trust has adopted Portfolio Proxy Voting Policies and Procedures under which the Portfolio’s vote proxies related to securities (‘portfolio proxies”) held by the Portfolios. A description of the Trust’s Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov in addition, the fund will be required to file new Form N-PX, with its complete voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing was due August 31, 2004. Once filed, the Trusts’s Form N-PX will be available (i) without charge, upon request, by calling the Company toll-free at 800-846-7526 and (ii) on the SEC’s website at www.sec.gov.

Timothy Plan Notes to Financial Statements [23]

1055 Maitland Center Commons, #100

Maitland, Florida 32751

(800) TIM-PLAN

(800) 846-7526

Visit the Timothy Plan web site on the internet at:

www.timothyplan.com

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus which includes details regarding the Fund’s objectives, policies, expenses and other information. Distributed by Timothy Partners, Ltd.

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS

Included in the Semi-Annual Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANY

Not Applicable

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There has been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11. CONTROLS AND PROCEDURES

a.	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment

Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

b.	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Timothy Plan.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT
Date 8/23/2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur D. Ally
Arthur D. Ally, PRESIDENT
Date 8/23/2006

By:	/s/ Arthur D. Ally
Arthur D. Ally, TREASURER
Date 8/23/2006

*	Print the name and title of each signing officer under his or her signature.